Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Accumulated Deficit
Beginning balance at Dec. 31, 2009	$ 18,957	$ 0	$ 19	$ 212,704	$ 71	$ (193,837)
Preferred stock, shares at Dec. 31, 2009		0
Common stock, shares at Dec. 31, 2009			18,929,333
Stock based compensation	1,466			1,466
Issuance of common stock and warrants, net of issuance costs	4			4
Issuance of common stock and warrants, net of issuance costs, Shares			1,345
Net loss	(11,377)					(11,377)
Other Comprehensive income (loss) items	(45)				(45)
Ending Balance at Dec. 31, 2010	9,005	0	19	214,174	26	(205,214)
Preferred stock, shares at Dec. 31, 2010		0
Common stock, shares at Dec. 31, 2010			18,930,678
Stock based compensation	552			552
Issuance of common stock and warrants, net of issuance costs	11,485		5	11,480
Issuance of common stock and warrants, net of issuance costs, Shares			5,556,582
Net loss	(13,746)					(13,746)
Other Comprehensive income (loss) items	(26)				2
Ending Balance at Dec. 31, 2011	7,298	0	24	226,206	28	(218,960)
Preferred stock, shares at Dec. 31, 2011		0
Common stock, shares at Dec. 31, 2011	24,487,260		24,487,260
Stock based compensation	481			481
Issuance of common stock and warrants, net of issuance costs	27,231		29	27,202
Issuance of common stock and warrants, net of issuance costs, Shares			28,571,372
Net loss	(14,735)					(14,735)
Other Comprehensive income (loss) items	(28)				(28)
Ending Balance at Dec. 31, 2012	$ 20,247	$ 0	$ 53	$ 253,889	$ 0	$ (233,695)